Income Taxes - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011
Operating Loss Carryforwards [Line Items]
Statutory federal income tax rate	35.00%
Deferred tax assets, Valuation Allowance	$ 3.2	$ 2.5
Change in the total valuation allowance	0.7	1.1
Portion of the unrecognized tax benefits if recognized, reduction of annual effective tax rate	8.5	13.1
Interest accrued related to unrecognized tax benefits	2.0	0.8
Undistributed earnings of foreign subsidiaries	313.9
Foreign country [Member]
Operating Loss Carryforwards [Line Items]
Foreign net operating loss carryforwards	8.5
Foreign tax credit carryforwards	$ 0.9